UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET OREGON MUNICIPALS FUND

FORM N-Q

JANUARY 31, 2019

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.5%
Education - 16.6%
Oregon State Facilities Authority Revenue, Senior College in Student Housing Project A, SCA, XLCA	5.250%	7/1/25	$1,210,000	$1,211,004
Oregon State Health & Science University Revenue, Series B, Refunding	5.000%	7/1/35	850,000	971,864
Oregon State University General Revenue, Series A	5.000%	4/1/45	2,000,000	2,256,660
University of Oregon General Revenue:
Series A	5.000%	4/1/46	5,000,000	5,598,650
Series A	5.000%	4/1/48	1,000,000	1,141,020

Total Education				11,179,198

Health Care - 20.1%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	250,000	263,043
Multnomah County, OR, Hospital Facilities Authority Revenue, Adventist Health, Series A	5.125%	9/1/40	2,500,000	2,542,525
Oregon State Facilities Authority Revenue:
Legacy Health Project, Series A, Refunding	5.000%	6/1/46	750,000	822,607
Peacehealth, Series A, Refunding	5.000%	11/1/39	5,000,000	5,118,700
Providence Health & Services	5.000%	10/1/45	900,000	985,122
Samaritan Health Services Project, Refunding	5.000%	10/1/46	1,000,000	1,081,110
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project	5.000%	5/15/43	630,000	682,195
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives, Series A	5.000%	5/1/22	615,000	620,400
Catholic Health Initiatives, Unrefunded	5.000%	5/1/32	1,010,000	1,027,857
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Refunding	5.000%	11/15/46	400,000	414,840

Total Health Care				13,558,399

Industrial Revenue - 1.5%
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	1,013,320	(a)(b)

Leasing - 5.0%
Metro, OR, Dedicated Tax Revenue, Oregon Convention Center Hotel Project	5.000%	6/15/47	3,000,000	3,365,340

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - 24.5%
Clackamas County, OR, School District No 12, North Clackamas, GO, Series 2018, School Bond Guaranty	5.000%	6/15/42	$1,750,000	$2,013,777
Clackamas County, OR, School District No 62, Oregon City, GO, Series B, School Bond Guaranty, Refunding	5.000%	6/15/43	1,000,000	1,147,230	(c)
Lane & Douglas Counties, OR, School District No 28J, Fern Ridge, GO, Convertible Deferred Interest, Series A, School Bond Guaranty	5.000%	6/15/33	2,115,000	2,434,767
Lane County, OR, School District No 19, Springfield, GO, CAB, Series B, School Bond Guaranty	0.000%	6/15/35	2,435,000	1,342,903
Marion County, OR, School District No 103, Woodburn, GO:
School Bond Guaranty	5.000%	6/15/34	1,000,000	1,157,680
School Bond Guaranty	5.000%	6/15/35	1,000,000	1,155,760
Marion County, OR, School District No 15, North Marion, GO:
Series B, School Bond Guaranty	5.000%	6/15/34	425,000	501,534
Series B, School Bond Guaranty	5.000%	6/15/36	1,000,000	1,171,090
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,288,300
Washington Clackamas & Yamhill Counties, OR, School District No 88J, Sherwood, GO, Series B, School Bond Guaranty	5.000%	6/15/33	1,250,000	1,467,425
Washington County, OR, School District No 1, West Union, GO, Hillsboro, School Bond Guaranty	5.000%	6/15/38	2,500,000	2,875,900

Total Local General Obligation				16,556,366

Power - 0.9%
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series E (SIFMA Municipal Swap Index Yield + 0.570%)	2.000%	12/1/23	600,000	596,946	(a)(b)

Pre-Refunded/Escrowed to Maturity - 9.3%
Oregon Health & Science University Revenue, Series A	5.750%	7/1/39	4,900,000	4,980,899	(d)
Oregon State Department of Administrative Services, COP, Series A	5.000%	5/1/29	1,300,000	1,310,764	(d)

Total Pre-Refunded/Escrowed to Maturity				6,291,663

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 3.7%
Keizer, OR, Special Assessment, Keizer Station Area A	5.200%	6/1/31	$990,000	$992,614
Portland, OR, River District Urban Renewal &
Redevelopment, Series C, Tax Allocation	5.000%	6/15/29	1,000,000	1,090,620
Virgin Islands Public Finance Authority Revenue,
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	380,000	384,423

Total Special Tax Obligation				2,467,657

State General Obligation - 5.0%
Oregon State, GO, Higher Education, Series C	5.000%	8/1/43	3,000,000	3,369,510

Transportation - 9.1%
Port of Portland, OR, Airport Revenue:
Series 22	5.000%	7/1/44	1,500,000	1,633,845	(e)
Series 24B	5.000%	7/1/42	1,000,000	1,102,810	(e)
Tri-County Metropolitan Transportation District of
Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	3,000,000	3,418,980

Total Transportation				6,155,635

Water & Sewer - 1.8%
Clackamas River Water, OR, Water Revenue	5.000%	11/1/43	1,000,000	1,124,530
Puerto Rico Commonwealth Aqueduct & Sewer
Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	120,000	111,000

Total Water & Sewer				1,235,530

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $65,026,644)				65,789,564

SHORT-TERM INVESTMENTS - 1.8%
MUNICIPAL BONDS - 1.8%
Education - 0.3%
University of Texas System Revenue, Financing
System Bonds, Taxable Series G-1 LIQ - University of
Texas Investment Management Co.	2.400%	8/1/45	200,000	200,000	(f)(g)

General - 0.2%
Raleigh, NC, COP, Downtown Improvement Project,
Series B-1 RMK SPA - Wells Fargo Bank N.A.	1.450%	2/1/34	100,000	100,000	(f)(g)

Health Care - 0.4%
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System, Series C, Refunding LOC -
U.S. Bank N.A.	1.610%	3/1/48	300,000	300,000	(f)(g)

Housing - 0.7%
New York State HFA, 606 West 57th Street,
Series A LOC - Wells Fargo Bank N.A.	2.440%	5/1/49	500,000	500,000	(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - 0.2%
New York City, NY, GO, Subordinated Series D-3 SPA - JP Morgan Chase Bank	1.630%	8/1/38	$100,000	$100,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,200,000)				1,200,000

TOTAL INVESTMENTS - 99.3% (Cost - $66,226,644)				66,989,564
Other Assets in Excess of Liabilities - 0.7%				455,497

TOTAL NET ASSETS - 100.0%				$67,445,061

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
GO	— General Obligation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
SCA	— Syncora Capital Assurance Inc. - Insured Bonds
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
XLCA	— XL Capital Assurance

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

At January 31, 2019, the Fund had the following open futures contracts:

	Number of contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	6	3/19	$974,357	$966,750	$7,607

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$65,789,564	—	$65,789,564
Short-Term Investments†	—	1,200,000	—	1,200,000

Total Investments	—	$66,989,564	—	$66,989,564

Other Financial Instruments:
Futures Contracts	$7,607	—	—	$7,607

Total	$7,607	$66,989,564	—	$66,997,171

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 21, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 21, 2019